INVESTMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Proceeds from Sale of Available-for-sale Securities	$ 4,043	$ 4,157	$ 4,212
Gross realized gains	103	38	12
Gross realized losses	(42)	(21)	$ (24)
Available-for-Sale Securities
Schedule of Available-for-sale Securities [Line Items]
Solvency Funds of Insurance Captive	$ 804	$ 836